UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  7 West 54th Street
          New York, New York 10019

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $796,757
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1.      28-10735                 ZLP Master Utility Fund, Ltd.

2.      28-10775                 ZLP Master Opportunity Fund, Ltd.

3.      28-11923                 ZLP Fund, LP

                                                 FORM 13F INFORMATION TABLE
                                                  Zimmer Lucas Capital, LLC
                                                       March 31, 2012


COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5         COLUMN 6        COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION      MNGRS  SOLE   SHARED NONE
AGL RES INC                          COM         001204106    8,825     225,000 SH         SHARED-DEFINED    1,2    225,000
AMERICAN ELEC PWR INC                COM         025537101   36,651     950,000 SH         SHARED-DEFINED    1,2    950,000
ANADARKO PETE CORP                   COM         032511107    2,350      30,000 SH         SHARED-DEFINED      2     30,000
ARCOS DORADOS HOLDINGS INC      SHS CLASS -A -   G0457F107    1,365      75,477 SH         SHARED-DEFINED      2     75,477
ATLAS PIPELINE PARTNERS LP       UNIT L P INT    049392103    3,498      98,860 SH         SHARED-DEFINED      3     98,860
BUCKEYE PARTNERS L P            UNIT LTD PARTN   118230101   17,891     292,435 SH         SHARED-DEFINED      3    292,435
C&J ENERGY SVCS INC                  COM         12467B304    1,423      80,000 SH         SHARED-DEFINED  1,2,3     80,000
CABOT OIL & GAS CORP                 COM         127097103      779      25,000 SH         SHARED-DEFINED    1,2     25,000
CABOT OIL & GAS CORP                 COM         127097103      312      10,000     CALL   SHARED-DEFINED      2     10,000
CENTERPOINT ENERGY INC               COM         15189T107   32,144   1,630,000 SH         SHARED-DEFINED    1,2  1,630,000
CHENIERE ENERGY INC                COM NEW       16411R208   12,248     817,650 SH         SHARED-DEFINED      2    817,650
CHENIERE ENERGY INC                COM NEW       16411R208    2,617     174,700     CALL   SHARED-DEFINED    1,2    174,700
CHESAPEAKE MIDSTREAM PARTNER         UNIT        16524K108    4,505     151,573 SH         SHARED-DEFINED      3    151,573
CMS ENERGY CORP                      COM         125896100   23,650   1,075,000 SH         SHARED-DEFINED    1,2  1,075,000
CONSOLIDATED EDISON INC              COM         209115104    4,382      75,000 SH         SHARED-DEFINED    1,2      4,382
COPANO ENERGY L L C               COM UNITS      217202100    1,785      50,000 SH         SHARED-DEFINED      3     50,000
DOMINION RES INC VA NEW              COM         25746U109    8,962     175,000 SH         SHARED-DEFINED    1,2    175,000
DUKE ENERGY CORP NEW                 COM         26441C105   70,804   3,370,000 SH         SHARED-DEFINED    1,2  3,370,000
EDISON INTL                          COM         281020107    8,387     197,300 SH         SHARED-DEFINED    1,2    197,300
EL PASO CORP                         COM         28336L109   40,631   1,375,000 SH         SHARED-DEFINED    2,3  1,375,000
EL PASO ELEC CO                    COM NEW       283677854   12,184     375,000 SH         SHARED-DEFINED    1,2    375,000
EL PASO PIPELINE PARTNERS L      COM UNIT LPI    283702108    3,173      90,947 SH         SHARED-DEFINED      3     90,947
ENBRIDGE ENERGY PARTNERS L P         COM         29250R106    5,763     186,096 SH         SHARED-DEFINED      3    186,096
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN   29273R109    3,494      86,700     PUT    SHARED-DEFINED    2,3     86,700
EXELON CORP                          COM         30161N101    7,842     200,000     CALL   SHARED-DEFINED    1,2    200,000
FIRSTENERGY CORP                     COM         337932107   30,773     675,000 SH         SHARED-DEFINED    1,2    675,000
FIRSTENERGY CORP                     COM         337932107      456      10,000     CALL   SHARED-DEFINED    1,2     10,000
GREAT PLAINS ENERGY INC              COM         391164100   42,040   2,074,000 SH         SHARED-DEFINED    1,2  2,074,000
HOLLYFRONTIER CORP                   COM         436106108    2,813      87,500 SH         SHARED-DEFINED    2,3     87,500
HOLLYFRONTIER CORP                   COM         436106108    4,758     148,000     CALL   SHARED-DEFINED    2,3    148,000
IDACORP INC                          COM         451107106    8,635     210,000 SH         SHARED-DEFINED    1,2    210,000
INERGY L P                      UNIT LTD PTNR    456615103      856      52,300 SH         SHARED-DEFINED      3     52,300
INERGY MIDSTREAM LP             U LTD PARTNERS   45671U106    3,755     179,595 SH         SHARED-DEFINED      3    179,595
ITC HLDGS CORP                       COM         465685105    5,771      75,000 SH         SHARED-DEFINED    1,2     75,000
KINDER MORGAN INC DEL                COM         49456B101    1,169      30,241 SH         SHARED-DEFINED    2,3     30,241
KINDER MORGAN INC DEL                COM         49456B101   39,145   1,012,800     CALL   SHARED-DEFINED    2,3  1,012,800
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP   559080106    5,706      78,884 SH         SHARED-DEFINED      3     78,884
MARATHON PETE CORP                   COM         56585A102    2,385      55,000     CALL   SHARED-DEFINED    2,3     55,000
MARATHON PETE CORP                   COM         56585A102      434      10,000 SH         SHARED-DEFINED    2,3     10,000
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100      396       8,000 SH         SHARED-DEFINED      2      8,000
MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN   570759100   17,172     293,788 SH         SHARED-DEFINED      3    293,788
MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN   570759100    9,352     160,000     CALL   SHARED-DEFINED    2,3    160,000
NISOURCE INC                         COM         65473P105    1,868      76,700 SH         SHARED-DEFINED    1,2     76,700
NISOURCE INC                         COM         65473P105    3,531     145,000     CALL   SHARED-DEFINED    1,2    145,000
NOBLE ENERGY INC                     COM         655044105      538       5,500 SH         SHARED-DEFINED      2      5,500
NORTHEAST UTILS                      COM         664397106    3,029      81,600 SH         SHARED-DEFINED    1,2     31,600
NORTHWESTERN CORP                  COM NEW       668074305   12,056     340,000 SH         SHARED-DEFINED    1,2    340,000
NRG ENERGY INC                     COM NEW       629377508      940      60,000     CALL   SHARED-DEFINED    1,2     60,000
NUSTAR ENERGY LP                   UNIT COM      67058H102    3,820      64,660 SH         SHARED-DEFINED      3     64,660
NV ENERGY INC                        COM         67073Y106    6,045     375,000 SH         SHARED-DEFINED    1,2    375,000
OILTANKING PARTNERS L P            UNIT LTD      678049107      243       7,928 SH         SHARED-DEFINED      3      7,928
ONEOK INC NEW                        COM         682680103   43,308     530,350 SH         SHARED-DEFINED  1,2,3    530,350
OTTER TAIL CORP                      COM         689648103    3,648     168,100 SH         SHARED-DEFINED    1,2    168,100
PINNACLE WEST CAP CORP               COM         723484101    6,586     137,500 SH         SHARED-DEFINED    1,2    137,500
PORTLAND GEN ELEC CO               COM NEW       736508847    2,498     100,000 SH         SHARED-DEFINED    1,2    100,000
POWERSHARES QQQ TRUST             UNIT SER 1     73935A104      405       6,000     CALL   SHARED-DEFINED      2      6,000
PROGRESS ENERGY INC                  COM         743263105    3,983      75,000 SH         SHARED-DEFINED    1,2     75,000
PUBLIC SVC ENTERPRISE GROUP          COM         744573106      306      10,000 SH         SHARED-DEFINED    1,2     10,000
QUESTAR CORP                         COM         748356102   10,112     525,000 SH         SHARED-DEFINED    1,2    525,000
RANGE RES CORP                       COM         75281A109    2,035      35,000 SH         SHARED-DEFINED    1,2     35,000
REGENCY ENERGY PARTNERS L P     COM UNITS L P    75885Y107   17,657     718,062 SH         SHARED-DEFINED      3    718,062
SANDRIDGE PERMIAN TR           COM UNIT BEN INT  80007A102    1,999      85,750 SH         SHARED-DEFINED      3     85,750
SOUTHWEST GAS CORP                   COM         844895102    7,907     185,000 SH         SHARED-DEFINED    1,2    185,000
SPDR S&P 500 ETF TR                TR UNIT       78462F103   63,365     450,000     PUT    SHARED-DEFINED      2    450,000
SUNOCO INC                           COM         86764P109    6,699     175,600 SH         SHARED-DEFINED    2,3    175,600
UNITIL CORP                          COM         913259107      671      25,000 SH         SHARED-DEFINED    1,2     25,000
SPDR SERIES TRUST               S&P OILGAS EXP   78464A730   12,266     350,000     CALL   SHARED-DEFINED    1,2    350,000
 TECO ENERGY INC                     COM         872375100    5,265     300,000 SH         SHARED-DEFINED    1,2    300,000
VALERO ENERGY CORP NEW               COM         91913Y100    1,118      43,400 SH         SHARED-DEFINED    2,3     43,400
VALERO ENERGY CORP NEW               COM         91913Y100    1,417      55,000     CALL   SHARED-DEFINED    2,3     55,000
WESTAR ENERGY INC                    COM         95709T100    7,997     286,332 SH         SHARED-DEFINED    1,2    286,332
WGL HLDGS INC                        COM         92924F106   10,175     250,000 SH         SHARED-DEFINED    1,2    250,000
WILLIAMS COS INC DEL                 COM         969457100   54,072   1,755,000 SH         SHARED-DEFINED  1,2,3  1,755,000
XCEL ENERGY INC                      COM         98389B100    3,971     150,000 SH         SHARED-DEFINED    1,2    150,000
ZAZA ENERGY CORP                     COM         98919T100    5,945   1,500,000 SH         SHARED-DEFINED    2,3  1,500,000
                                                            796,757



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